Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of August 2015

Collection Period Start	1-Aug-15	Distribution Date	15-Sep-15
Collection Period End	31-Aug-15	30/360 Days	30
Beg. of Interest Period	17-Aug-15	Actual/360 Days	29
End of Interest Period	15-Sep-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	348,073,675.94	291,248,192.99	0.1918801
Total Securities		1,517,865,698.77	348,073,675.94	291,248,192.99	0.1918801
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.327600%	400,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.610000%	360,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	0.740000%	109,825,000.00	90,032,977.17	33,207,494.22	0.3023674
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	56,825,482.95	55,520.34	517.4184653	0.5055346
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	56,825,482.95	55,520.34

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,571,040.23
Monthly Interest				1,541,088.93
Total Monthly Payments				6,112,129.16

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				276,528.04
Aggregate Sales Proceeds Advance				25,767,780.55
Total Advances				26,044,308.59

Vehicle Disposition Proceeds:
Reallocation Payments				29,879,970.70
Repurchase Payments				3,747,366.56
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				12,288,301.50
Excess Wear and Tear and Excess Mileage				325,486.64
Remaining Payoffs				0.00
Net Insurance Proceeds				204,995.40
Residual Value Surplus				694,595.28
Total Collections				79,297,153.83

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	17,591,760.23			1,132
Involuntary Repossession	190,657.00			14
Voluntary Repossession	23,838.00			1
Full Termination	12,059,759.47			754
Bankruptcy	13,956.00			1
Insurance Payoff		202,696.03		13
Customer Payoff			459,146.16	29
Grounding Dealer Payoff			8,839,452.18	509
Dealer Purchase			2,260,840.38	119
Total	29,879,970.70	202,696.03	11,559,438.72	2,572

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of August 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	18,865	389,966,389.12	7.00000%	348,073,675.94
Total Depreciation Received		(5,626,863.68)		(4,568,499.78)
Principal Amount of Gross Losses	(27)	(477,895.73)		(433,398.00)
Repurchase / Reallocation	(207)	(3,932,010.37)		(3,747,366.56)
Early Terminations	(1,063)	(19,383,859.84)		(17,039,054.94)
Scheduled Terminations	(1,836)	(33,750,009.23)		(31,037,163.67)
Pool Balance - End of Period	15,732	326,795,750.27		291,248,192.99

Remaining Pool Balance
Lease Payment				26,635,414.91
Residual Value				264,612,778.08
Total				291,248,192.99

III. DISTRIBUTIONS

Total Collections					79,297,153.83
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					79,297,153.83

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					310,899.20
3. Reimbursement of Sales Proceeds Advance					20,743,712.98
4. Servicing Fee:
Servicing Fee Due					290,061.40
Servicing Fee Paid					290,061.40
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					21,344,673.58

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of August 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	55,520.34

Class A-4 Notes Monthly Interest Paid	55,520.34
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	55,520.34
Total Note and Certificate Monthly Interest Paid	55,520.34
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	57,896,959.91

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	56,825,482.95

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	56,825,482.95
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,071,476.96

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of August 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		1,071,476.96
Gross Reserve Account Balance		23,839,462.44
Remaining Available Collections Released to Seller		1,071,476.96
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		4.84
Monthly Prepayment Speed		109%
Lifetime Prepayment Speed		72%

	$	units
Recoveries of Defaulted and Casualty Receivables	485,993.28
Securitization Value of Gross Losses and Casualty Receivables	433,398.00	27
Aggregate Defaulted and Casualty Gain (Loss)	52,595.28
Pool Balance at Beginning of Collection Period	348,073,675.94
Net Loss Ratio	0.0151%

Cumulative Net Losses for all Periods	0.1798%	2,728,471.62

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,342,247.94	131
61-90 Days Delinquent	1,197,476.91	71
91-120+ Days Delinquent	452,686.85	25
Total Delinquent Receivables:	3,992,411.70	227
60+ Days Delinquencies as Percentage of Receivables	0.47%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	29,651,519.70	1886
Securitization Value	32,424,870.81
Aggregate Residual Gain (Loss)	(2,773,351.11)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	435,157,893.43	28,253
Cumulative Securitization Value	474,668,070.20
Cumulative Residual Gain (Loss)	(39,510,176.77)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		33,147,307.19
Reimbursement of Outstanding Advance		20,743,712.98
Additional Advances for current period		25,767,780.55
Ending Balance of Residual Advance		38,171,374.76

Beginning Balance of Payment Advance		671,010.88
Reimbursement of Outstanding Payment Advance		310,899.20
Additional Payment Advances for current period		276,528.04
Ending Balance of Payment Advance		636,639.72

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of August 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No